Trade receivables (Details 2) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total trade receivables	$ 66,597	$ 87,167
Past due [member]
IfrsStatementLineItems [Line Items]
Total trade receivables	32,454	26,759
Up to3 months [member]
IfrsStatementLineItems [Line Items]
Total trade receivables	$ 34,143	$ 60,408